Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 149,416	$ 161,530	$ 451,075	$ 484,555
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Lease Rental Income	Lease Rental Income	Lease Rental Income	Lease Rental Income
Interest income on net investment in finance leases	$ 26,295	$ 26,842	$ 78,807	$ 81,402
Interest income on container leaseback financing receivable	13,238	12,216	36,903	29,968
Variable lease revenue	3,548	4,564	12,776	11,177
Total lease rental income	192,497	205,152	579,561	607,102
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	139,373	149,729	420,501	448,053
Interest income on net investment in finance leases	26,295	26,842	78,807	81,402
Interest income on container leaseback financing receivable	13,238	12,216	36,903	29,968
Variable lease revenue	3,186	4,043	11,142	10,038
Total lease rental income	182,092	192,830	547,353	569,461
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	10,043	11,801	30,574	36,502
Variable lease revenue	362	521	1,634	1,139
Total lease rental income	$ 10,405	$ 12,322	$ 32,208	$ 37,641